Costs and Operating Expenses - Summary of Cost and Operating Expenses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
COSTS AND OPERATING EXPENSES	₸ (1,249,867)	₸ (891,486)	₸ (550,018)
Interest expenses	(616,116)	(478,010)	(278,676)
Transaction expenses	(29,494)	(27,470)	(22,188)
Cost of goods and services	(303,858)	(166,356)	(82,747)
Technology & product development	(109,553)	(88,657)	(60,807)
Sales & marketing	(43,990)	(21,891)	(25,618)
General & administrative expenses	(32,899)	(29,468)	(24,772)
Provision expenses	₸ (113,957)	₸ (79,634)	₸ (55,210)